PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2020
Prepayments for inventory	$—	$1,195,477
Prepayments for services	27,228	14,363
Prepaid rental and property management fee	20,390	2,248
Others	8,346	12,236
Total	$55,964	$1,224,324